Other notes - Contingent liabilities and other financial obligations, narrative (Details) € in Thousands, $ in Thousands	Dec. 22, 2017 USD ($) producer	Dec. 31, 2017 EUR (€) facility guarantee	Dec. 31, 2017 USD ($) facility guarantee	Dec. 31, 2016 EUR (€) guarantee
Disclosure of contingent liabilities [line items]
Number of U. S. carbon black producers settled with U.S. government | producer	5
Number of facilities located in the United States | facility		4	4
US Denominated Credit Facility Term Loan
Disclosure of contingent liabilities [line items]
Current principal amount | $			$ 288,000
EUR Denominated Credit Facility Term Loan
Disclosure of contingent liabilities [line items]
Current principal amount | €		€ 320,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated time period to install capital improvements in all U.S. facilities (up to)	6 years
Environmental loss contingency, civil penalty to the EPA | $	$ 800
Environmental loss contingency, mitigation projects | $	550
Legal proceedings contingent liability | Bottom of range
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities | $	110,000
Legal proceedings contingent liability | Top of range
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities | $	$ 140,000
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Number of guarantees that reduce the possible utilization limit of the current RCF | guarantee		0	0
Contingent liability for guarantees | Euler Hermes S.A.
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities | €		€ 17,588		€ 14,598
Number of guarantees | guarantee		4	4	3
Contingent liability for guarantees | Deutsche Bank AG
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities | €		€ 2,000
Number of guarantees | guarantee		1	1
Contingent liability for guarantees | HSB AG
Disclosure of contingent liabilities [line items]
Estimated capital cost to install controls in all U.S. facilities | €				€ 2,000
Number of guarantees | guarantee				1
Contingent liability for guarantees | Norcarb Engineered Carbons AB
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities, cash collateral | €		€ 30